Shareholder Report, Holdings (Details) - C000082717	Apr. 30, 2026
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.80%
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.00%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.30%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	6.30%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.20%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.10%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	31.30%